Leases (Details) - Schedule of Maturity Lease Liabilities - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Maturity Lease Liabilities [Abstract]
Remainder of 2024	$ 168,133
2025	990,055	$ 961,218
2026	726,394	990,055
Total lease payments	2,122,508	2,677,667
Less: imputed interest	(182,034)	(333,076)
Total lease liabilities	$ 1,702,548	$ 2,344,591